PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2021	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2022
Environmental	595	59	(61)	(27)	566
Emission obligations	492	477	(443)	(4)	522
Asset retirement obligations	397	22	(41)	(29)	349
Site restoration	220	—	(54)	(14)	152
Staff related obligations	120	40	(29)	6	137
Voluntary separation plans	31	3	(18)	7	23
Litigation and other (see note 9.3)	323	53	(103)	16	289
Tax claims	79	9	(24)	9	73
Other legal claims	244	44	(79)	7	216
Commercial agreements and onerous contracts	23	9	(4)	—	28
Other	361	84	(124)	20	341
	2,562	747	(877)	(25)	2,407
Short-term provisions	1,064				1,101
Long-term provisions	1,498				1,306
	2,562				2,407

	Balance at December 31, 2020	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2021
Environmental	661	47	(65)	(48)	595
Emission obligations	571	606	(565)	(120)	492
Asset retirement obligations	397	20	(5)	(15)	397
Site restoration	309	25	(93)	(21)	220
Staff related obligations	127	40	(31)	(16)	120
Voluntary separation plans	55	13	(27)	(10)	31
Litigation and other (see note 9.3)	269	143	(70)	(19)	323
Tax claims	62	32	(10)	(5)	79
Other legal claims	207	111	(60)	(14)	244
Commercial agreements and onerous contracts	25	4	(5)	(1)	23
Other	218	278	(112)	(23)	361
	2,632	1,176	(973)	(273)	2,562
Short-term provisions	935				1,064
Long-term provisions	1,697				1,498
	2,632				2,562
1.Additions exclude provisions reversed or utilized during the same year.
Disclosure of Other Long-term Obligations

	Balance at December 31,
	2022	2021
Derivative financial instruments (notes 6.1 and 6.3)	45	58
Payable from acquisition of financial assets	85	115
Unfavorable contracts	92	105
Income tax payable	202	219
Put option liability ArcelorMittal Texas HBI (note 11.5.2)	181	—
Put option liability Sonasid (note 11.5.2)	122	119
Other	187	258
Total	914	874

Schedule of Commitments

	December 31,
	2022	2021
Commitments related to purchases of raw materials and energy	11,668	11,964
Guarantees, pledges and other collateral	8,470	8,003
Capital expenditure commitments	2,930	1,875
Other commitments	1,533	1,576
Total	24,601	23,418